                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                     DATED MAY 1, 2003, AMENDED MAY 5, 2003

PORTFOLIO MERGERS

         Subject to the approval of the Board of Trustees of the Trust and the approval of the shareholders of the portfolios to be merged into other portfolios, the following portfolio mergers are scheduled to take place immediately after the close of business on April 30, 2004:

         Quantitative Equity Trust     into     U.S. Large Cap Trust
         Balanced Trust                into     Income & Value Trust

         Information regarding the U.S. Large Cap Trust and the Income & Value Trust may be found in the Trust prospectus dated May 1, 2003.

SUBADVISORY ARRANGEMENTS

The following portfolio manager changes have been made to the Index Trusts:

MFC GLOBAL INVESTMENT MANAGEMENT ("MFC GLOBAL (U.S.A.)") - Index Trusts

         Ram Brahmachari is no longer a portfolio manager of the Index Trusts. Mr. Brahmachari is replaced by Narayan Ramani as a portfolio manager on the team responsible for the management of the equity index portfolios at Manulife Financial. Mr. Ramani joined MFC Global (U.S.A.) in 1998, has a MBA from York University, a Ph.D from the University of Brunswick, and is a Chartered Financial Analyst.

ADVISORY FEE WAIVERS - GLOBAL EQUITY TRUST AND INTERNATIONAL VALUE TRUST

         Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Equity Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2003, the effective annual advisory fee for the Global Equity Trust and the International Value Trust was 0.75% and 0.81%, respectively. Had the lower subadvisory fees and this fee waiver been in effect for the year ended December 31, 2003, the effective annual advisory fee would have been 0.70% for the Global Equity Trust and 0.70% for the International Value Trust.

         These advisory fee waivers may be rescinded at any time. Any termination of the advisory fee waiver shall be effective only as to advisory fees accruing after the date of such termination.

NEW SUBADVISER FOR THE GLOBAL EQUITY TRUST

         On December 8, 2003, the Board of Trustees of Manufacturers Investment Trust approved the replacement of Putnam Investment Management Inc as subadviser to the Global Equity Trust with Templeton Global Advisors Limited ("Templeton Global"). This subadviser change is effective as of the close of business on December 8, 2003.

INFORMATION REGARDING TEMPLETON

         Templeton Global, located at Box N-7759, Nassau, Bahamas has been in the business of providing investment advisory services since 1954. As of September 30, 2003, Templeton and its affiliates manage over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

PORTFOLIO MANAGERS

         The portfolio's lead portfolio manager is:

         - Jeffrey A. Everett (since December, 2003). Mr. Everett joined Templeton in 1989 and is currently President of Templeton Global Advisors Limited. He is a Chartered Financial Analyst
                  (CFA).

         The following individuals have secondary portfolio management responsibilities:

         - Murdo Murchison (since December, 2003). Mr. Murchison joined Templeton in 1993 and is currently Executive Vice President of Templeton Global Advisors Limited. He is a Chartered Financial Analyst (CFA).

         - Lisa Myers (since December, 2003). Ms. Myers joined Templeton in 1996 and is currently Vice President of Templeton Global Advisors Limited.

INVESTMENT POLICY CHANGES

         The investment policies of the portfolio are amended and restated as follows:

         Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies located anywhere in the world, including emerging markets. At least 65% of its total assets will be invested in issuers located in at least three different countries (including the U.S.).

         Equity securities include common stocks and preferred stocks. The portfolio also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The portfolio, from time to time, may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

         Depending upon current market conditions, the portfolio generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

         The portfolio may use swap agreements as a derivative strategy to protect its assets, implement a cash or tax management strategy or enhance its returns. The portfolio may invest up to 5% of its total assets in swap agreements.

         When choosing equity investments for the portfolio, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measures related to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Global Equity Trust may invest primarily in cash, cash equivalents, money market securities or other short-term debt securities. When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio will invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

INVESTMENT POLICY CHANGES FOR THE DIVERSIFIED BOND TRUST

         The investment policies of the Diversified Bond Trust are amended to permit the portfolio to invest up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% in emerging market fixed income securities.

INVESTMENT POLICY CHANGE FOR INCOME & VALUE TRUST

         The investment policies of the Income & Value Trust are amended to permit the portfolio to invest in non-U.S. dollar fixed income securities (up to 15% of the portfolio's assets including up to 5% in emerging market fixed income securities).

SUBADVISORY ARRANGEMENTS

Effective December 31, 2003, the portfolio manager disclosure will be amended and restated for the Global Equity Select Trust as follows:

LAZARD ASSET MANAGEMENT LLC, ("LAZARD") - Global Equity Select Trust

         THE PORTFOLIO MANAGERS ARE:

         - John R. Reinsberg (since July, 2001). Mr. Reinsberg is a Managing Director of Lazard Freres. He joined Lazard in 1991. Before joining Lazard he was an executive vice president with General Electric Investment Corporation. Mr. Reinsberg has 21 years of investment experience, a BA from the University of Pennsylvania and a MBA from Columbia University.

         - Gabrielle Boyle (since May, 2003). Ms. Boyle is a Managing Director of Lazard Freres and a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993. Before joining Lazard, she was employed by Royal Insurance Asset Management. Ms. Boyle earned a BA (Honors) in Economics and History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin.

         - Michael Powers (since July, 2001). Mr. Powers is a Director of Lazard Freres and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Before joining Lazard he was vice president of Chemco Technologies. He received a MBA from Long Island University and a BA from Brown University.

         - Andrew Lacey (since July, 2001). Mr. Lacey is a Managing Director of Lazard Freres and a portfolio manager focusing on U.S. equity products, who is also a member of the Global Equity Select, Global ex-Australia and Global Trend Funds teams. Prior to becoming a full-time member of Lazard's equity team in 1996, Mr. Lacey worked part-time at Lazard from 1995-1996 while attaining his MBA from Columbia University. Mr. Lacey also has a BA from Wesleyan University.

SUBADVISORY ARRANGEMENTS

Effective December 31, 2003, the portfolio manager disclosure will be amended and restated for the International Equity Select Trust as follows:

LAZARD ASSET MANAGEMENT LLC ("LAZARD") - International Equity Select Trust

         THE PORTFOLIO MANAGERS ARE:

         - John R. Reinsberg (since July, 2001). Mr. Reinsberg is a Managing Director of Lazard Freres. He joined Lazard in 1991. Before joining Lazard he was an executive vice president with General Electric Investment Corporation. Mr. Reinsberg has 21 years of investment experience, a BA from the University of Pennsylvania and a MBA from Columbia University.

         - Michael Bennett (since May, 2002). Mr. Bennett is a Managing Director of Lazard Freres. He joined Lazard in 1992. Before joining Lazard he was an international equity analyst with General Electric Investment Corporation. Mr. Bennett is a Certified Public Accountant, has a MBA from the University of Chicago's Graduate School of Business and a BS from New York University.

         - Gabrielle Boyle (since May, 2003). Ms. Boyle is a Managing Director of Lazard Freres and a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993. Before joining Lazard, she was employed by Royal Insurance Asset Management. Ms. Boyle earned a BA (Honors) in Economics and History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin.

         - Michael Powers (since July, 2001). Mr. Powers is a Director of Lazard Freres and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Before joining Lazard he was vice president of Chemco Technologies. He received a MBA from Long Island University and a BA from Brown University.

LIFESTYLE TRUSTS

The annual expenses of each Lifestyle Trust (as a percentage of Trust average net assets for the fiscal year ended December 31, 2002) as shown in the Trust Annual Expense Table are amended and restated as follows:

                              MANAGEMENT
                                 FEES               12B-1 FEES                 OTHER EXPENSES        TOTAL TRUST ANNUAL EXPENSES
TRUST PORTFOLIO               -----------  ----------------------------     --------------------     ---------------------------
                                           SERIES     SERIES     SERIES     SERIES I &    SERIES     SERIES I &           SERIES
                                             I          II         III      SERIES II      III       SERIES II             III
                                           ------     ------     -----      ---------    -------     ---------            ------
Lifestyle Aggressive 1000       0.063%      N/A         N/A       0.150%     1.170%(B)   1.568%(B)    1.233%              1.781%

Lifestyle Growth 820            0.053%      N/A         N/A       0.150%     1.112%(B)   1.500%(B)    1.165%              1.703%

Lifestyle Balanced 640          0.053%      N/A         N/A       0.150%     1.024%(B)   1.406%(B)    1.077%              1.609%

Lifestyle Moderate 460          0.058%      N/A         N/A       0.150%     0.949%(B)   1.328%(B)    1.007%              1.536%

Lifestyle Conservative 280      0.061%      N/A         N/A       0.150%     0.888%(B)   1.270%(B)    0.949%              1.481%

Footnote (B) to the Trust Annual Expense Table is amended and restated as follows:

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. This voluntary expense reimbursement may be terminated at any time. The expenses above do not reflect this expense reimbursement.

(Footnotes (C and (D) are deleted.)

         The last sentence of the sixth paragraph under "THE LIFESTYLE TRUSTS - Additional Information on Investment Strategies" is deleted and the following is substituted:

The proceeds from the sale of each class of shares of a Lifestyle Trust are invested in shares of the same class of shares of the Underlying Portfolios unless an Underlying Portfolio does not offer the same class of shares as the Lifestyle Trust in which case the Lifestyle Trust will invest in one of the other classes of shares offered by the Underlying Portfolio. All of the outstanding shares of all the classes of shares of a Lifestyle Trust, however, have the same proportional interest in all the classes of shares of the Underlying Portfolios held by the Lifestyle Trust (which means, for example, investors in Series I shares of a Lifestyle Trust have an interest not only in the Series I shares but also in the Series II and Series III shares of the Underlying Portfolios held by that Lifestyle Trust). Therefore, Series I shareholders may be able to realize lower aggregate expenses by investing directly in Series I shares of the Underlying Portfolios of a Lifestyle Trust instead of in the Lifestyle Trust itself. However, a shareholder who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation services provided by MFC.

         THE DISCLOSURE UNDER "EXPENSE REIMBURSEMENT - LIFESTYLE TRUSTS" IN "ADVISORY ARRANGEMENTS" AND IS AMENDED AND RESTATED AS FOLLOWS:

         Lifestyle Trusts. If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation, (f) Rule 12b-1 fees, (g) transfer agency fees, (h) blue sky fees and
(i) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

         These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense reimbursements may be terminated at any time.

         THE DISCLOSURE FOR THE ALL CAP VALUE TRUST UNDER "FEES AND EXPENSES FOR EACH PORTFOLIO" AND IS AMENDED AND RESTATED AS FOLLOWS:

TRUST ANNUAL EXPENSES (effective May 1, 2003)
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2002)

 TRUST         MANAGEMENT
PORTFOLIO         FEES                      12B-1 FEES              OTHER EXPENSES          TOTAL TRUST ANNUAL EXPENSES
---------      ----------         --------------------------     --------------------      ------------------------------
                                  SERIES   SERIES      SERIES    SERIES I &     SERIES     SERIES      SERIES      SERIES
                                    I        II         III      SERIES II       III         I           II         III
                                  ------   ------      ------    ----------     ------     ------      ------      ------
All Cap          0.750%           0.150%   0.350%      0.500%     0.200%         0.270%     1.100%      1.300%      1.520%
Value

SUBADVISORY ARRANGEMENTS

The following portfolio manager changes have been made to the All Cap Core
Trust:

DEUTSCHE ASSET MANAGEMENT, INC. ("DEAM") - All Cap Core Trust

         Janet Campagna, Managing Director of DeAM and portfolio manager, and Robert Wang, Managing Director of DeAM and portfolio manager, have assumed portfolio management duties on the All Cap Core Trust from Joshua Feuerman, Michael Patchen and David Koziol. Ms. Campagna is the head of DeAM's Advance Research and Quantitative Strategies Group. Ms. Campagna joined DeAM in 1999 and currently oversees $250 billion in global asset allocation assets. Mr. Wang is Senior Portfolio Manager for the Multi-Asset Class Quantitative Strategies Group. Mr. Wang joined DeAM in 1995 and currently oversees over $2.4 billion in global quantitative equity assets.

The following portfolio manager changes have been made to the Mid Cap Core
Trust:

A I M CAPITAL MANAGEMENT, INC. - Mid Cap Core Trust

         David Pointer no longer serves as portfolio manager to the Mid Cap Core Trust. Ronald S. Sloan will continue to be the lead portfolio manager for this portfolio.

The following portfolio manager changes will be made to the All Cap Growth Trust effective September 30, 2003:

A I M CAPITAL MANAGEMENT, INC. - All Cap Growth Trust

         Effective September 30, 2003, Bryan A. Unterhalter will become a portfolio manager of the All Cap Growth Trust. Christian A. Costanzo, Robert J. Lloyd and Kenneth A. Zschappel will also continue to serve as portfolio managers of this fund.

         Mr. Unterhalter works primarily with the A I M Multi-Cap Growth Team and has been associated with A I M or one of its affiliates as an equity trader and then an analyst since 1997. Mr. Unterhalter began his investment career in 1995 as an equity trader with First Interstate Bank.

A I M CAPITAL MANAGEMENT, INC. - Aggressive Growth Trust

The following portfolio manager changes will be made to the Aggressive Growth Trust effective September 30, 2003:

The portfolio is managed by the following four portfolios managers:

Ryan E. Crane (since August, 1999). Mr. Crane is a portfolio manager with AIM. Mr. Crane joined AIM in 1994 as a portfolio administrator and in 1995 was promoted to equity analyst focusing on small capitalization companies. He became a senior analyst in 1997 and was promoted to his current position in 1999. He is a Chartered Financial Analyst.

Karl Farmer (since May, 2003). Mr. Farmer has been associated with AIM and/or its affiliates since 1998. Prior to 1998, Mr. Farmer was a pension actuary with William M. Mercer, Inc., focusing on retirement plans and other benefit programs.

Robert M. Kippes (since May, 1999). Mr. Kippes is vice president of AIM and senior portfolio manager for several of the AIM funds, including the AIM Aggressive Growth Fund and the AIM Constellation Fund. Mr. Kippes has been associated with AIM and/or its affiliates since 1989.

Jay K. Rushkin (since December, 2000). Mr. Rushin is portfolio manager for several of the AIM funds including the AIM Aggressive Growth Fund. He has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

MIT.SUP 020604

                 THE DATE OF THIS SUPPLEMENT IS FEBRUARY 6, 2004